Earnings per share (Details 1) - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Profit per share attributable to equity holders of the parent:
Profit for the year from continuing operations attributable to equity holders of the parent	$ (772)	$ 1,050	$ 4,951
Profit for the year from discontinued operations attributable to equity holders of the parent	6,164	461	216
Profit for the year per share attributable to equity holders of the parent	$ 5,392	$ 1,511	$ 5,167
Weighted average number of ordinary shares outstanding	516	500	502
Diluted earnings per share (in peso per share)	$ 10.44	$ 3.02	$ 10.30